9. Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
7.	ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities at September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019

Executive and employee compensation	$1,581,802	$1,237,531
Interest on convertible notes and promissory notes	154,384	314,309
Other accrued expenses and liabilities	—	99,641
Total accrued liabilities	$1,736,185	$1,651,482

9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Trade payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities at December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018

Earnout consideration payable in connection with NetSpective acquisition	$–	$362,500
Executive and employee compensation	1,237,531	792,402
Interest on convertible debentures and promissory notes	314,309	210,221
Other accrued expenses and liabilities	99,641	67,914
Total accrued liabilities	$1,651,482	$1,433,037

On July 1, 2019, the Company issued 465,113 shares of its common stock in satisfaction of the $362,500 in accrued earnout consideration related to the NetSpective acquisition.